Employee Benefit Obligations - Summary of Presentation of Net Actuarial Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	$ 388,931
Benefits paid	259,822	$ (687)
Return on plan assets, excluding interest	(121,042)	(52,650)
Defined benefit plan obligations from business combinations	(2,152,468)	(93,809)
Foreign currency translation differences	132,549	14,977
Ending balance	1,343,507	388,931
Net Actuarial Liability
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	388,931	341,353
Net interest cost	83,421	37,308
Service cost	6,383	4,074
Benefits paid	(15,778)	(18,275)
Contributions paid	(94,629)	(63,862)
Actuarial (gains) losses from changes in financial assumptions	272,123	43,327
Actuarial (gains) losses from changes in experience adjustments	71,519	(3,511)
Return on plan assets, excluding interest	(121,042)	(52,650)
Changes in the asset limit	(25,081)	11,317
Minimum finding required (IFRIC 14)	(19,992)	6,458
Past service cost Defined benefit plan obligations	(850)	5,923
Defined benefit plan obligations from business combinations	870,687	88,003
Transfer of employees	88	(21)
Foreign currency translation differences	(72,273)	(10,513)
Ending balance	$ 1,343,507	$ 388,931